CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Net Income (Loss)	$ 36,662	$ 73,721
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	28,071	25,449
Dry-dock Expenditures	0	(65)
Amortization of Deferred Finance Costs	425	939
Share-based Compensation	1,108	1,147
Other, net	196	45
Changes in Operating Assets and Liabilities:
Accounts Receivables	3,483	(7,061)
Inventory	7,269	2,196
Prepaid Expenses and Other Current Assets	(1,158)	1,040
Accounts Payable and Accrued Liabilities	(1,789)	(13,203)
Voyages in Progress	(3,919)	14,912
Net Cash Provided by Operating Activities	70,348	99,120
Cash Flows from Investing Activities
Investment in Vessels	(313)	(347)
Investment in other Fixed Assets	(1,750)	0
Net Cash Used In Investing Activities	(2,063)	(347)
Cash Flows from Financing Activities
Repayments on Borrowing Facility	(6,040)	(21,245)
Repayment of Vessel financing	(10,227)	(6,998)
Dividends Distributed	(37,583)	(31,319)
Net Cash Used in Financing Activities	(53,850)	(59,562)
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	14,435	39,211
Cash, Cash Equivalents and Restricted Cash at the Beginning of Period	33,361	63,302
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(210)	(99)
Cash, Cash Equivalents, and Restricted Cash at the End of Period	47,586	102,414
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	40,758	96,480
Restricted cash	6,828	5,934
Total Cash, Cash equivalents and Restricted Cash Shown in the Statement of Cash Flows	47,586	102,414
Cash Paid for Interest, Net of Amounts Capitalized	$ (15,491)	$ (14,818)